Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Under the rules of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the information below to illustrate the relationship between the SEC-defined compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation S-K. CAP is calculated in accordance with Item 402(v) of Regulation S-K and differs from compensation shown in the Summary Compensation Table on page 57 and CEO and other NEO performance year compensation tables shown on pages 49 and 51, respectively. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP.
Resideo’s Compensation and Human Capital Management Committee makes executive compensation decisions independent of SEC disclosure requirements and reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. See “Compensation Discussion and Analysis” above for a discussion of our decision-making process.
Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO(2)(3)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid for Non-CEO NEOs(2)	Value of Fixed $100 Investment Based on:		Net Income (Loss)	Operating Income Margin(5)
					Resideo Total Shareholder Return	S&P 400 Industrial Index Total Shareholder Return(4)
2025	$2,714,465	$19,253,121	$4,495,293	$10,913,256	$165	$191	($527,000,000)	8.12%
2024	$15,000,857	$20,935,069	$4,089,163	$6,343,168	$108	$170	$116,000,000	7.70%
2023	$15,207,609	$15,077,967	$3,741,970	$4,017,606	$89	$149	$210,000,000	9.60%
2022	$12,575,407	($3,523,691)	$3,610,970	($1,990,076)	$77	$114	$283,000,000	10.48%
2021	$14,103,270	$16,023,137	$3,977,809	$5,726,287	$122	$128	$242,000,000	9.84%
(1)
Resideo’s chief executive officer for fiscal 2021 through fiscal 2025 was Jay Geldmacher. Resideo’s non-CEO NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo's other NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane. Resideo’s other NEOs for fiscal 2023 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, Jeannine Lane, and Dana Huth. Resideo's other NEOs for fiscal 2024 were Anthony Trunzo, Robert Aarnes, Jeannine Lane, Dana Huth, Michael Carlet, and Tom Surran. Resideo's other NEOs for fiscal 2025 were Michael Carlet, Robert Aarnes, Tom Surran, and Jeannine Lane.

(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEO and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail	Adjustment 2025 (CEO)	2025 (Avg. Non-CEO NEO)
SCT Reported Total Compensation	$2,714,465	$4,495,293
(i) Aggregate SCT Reported Stock Awards (-)	$0	$2,872,895
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$5,749,102
(iii) Difference Between Fair Value from the End of Prior FY to End of Current FY of Awards Granted During Prior FY & Outstanding (+)	$16,903,890	$3,398,381
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0
(v) Difference Between Fair Value from the End of Prior FY to Vesting Date of Awards Granted During Prior FY & Vesting During Covered FY (+)	$728,208	$255,082
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$1,093,442	$99,663
(vii) Aggregate Year-Over-Year Change in Actuarial Present Pension Value of Accumulated Benefits Under all Defined Benefit and Pension Plans Reported in the SCT (-)	$0	$0
(viii) Current Year Pension Service Costs (+)	$0	$(12,044)
(ix) Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation (+)	$0	$0
Compensation Actually Paid Determination	$19,253,121	$10,913,256
Equity compensation fair values calculated based on assumptions determined in accordance with FASB ASC Topic 718 using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
(3)	Total shareholder return calculated based on an assumed $100 investment as of December 31, 2020.
(4)
S&P 400 Industrial Index total shareholder return calculated based on an assumed $100 investment as of December 31, 2020. Pursuant to SEC guidance, we have changed the index used for our peer group from the S&P 600 Index used for fiscal 2024 to the S&P 400 Industrial Index because it is the industry index used in our Annual Report on Form 10-K for the year ended December 31, 2025. 2025 total shareholder return for the S&P 600 Index was $131.

(5)
Calculation of Operating Income Margin, as adjusted for incentive compensation purposes, is described under “Compensation Discussion and Analysis — Elements of Compensation — 2025 Annual Incentive Plan” above.

Company Selected Measure Name	Operating Income Margin
Named Executive Officers, Footnote
(1)
Resideo’s chief executive officer for fiscal 2021 through fiscal 2025 was Jay Geldmacher. Resideo’s non-CEO NEOs for fiscal 2021 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Travis Merrill. Resideo's other NEOs for fiscal 2022 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, and Jeannine Lane. Resideo’s other NEOs for fiscal 2023 were Anthony Trunzo, Phillip Theodore, Robert Aarnes, Jeannine Lane, and Dana Huth. Resideo's other NEOs for fiscal 2024 were Anthony Trunzo, Robert Aarnes, Jeannine Lane, Dana Huth, Michael Carlet, and Tom Surran. Resideo's other NEOs for fiscal 2025 were Michael Carlet, Robert Aarnes, Tom Surran, and Jeannine Lane.

Peer Group Issuers, Footnote
(4)
S&P 400 Industrial Index total shareholder return calculated based on an assumed $100 investment as of December 31, 2020. Pursuant to SEC guidance, we have changed the index used for our peer group from the S&P 600 Index used for fiscal 2024 to the S&P 400 Industrial Index because it is the industry index used in our Annual Report on Form 10-K for the year ended December 31, 2025. 2025 total shareholder return for the S&P 600 Index was $131.

Changed Peer Group, Footnote
(4)
S&P 400 Industrial Index total shareholder return calculated based on an assumed $100 investment as of December 31, 2020. Pursuant to SEC guidance, we have changed the index used for our peer group from the S&P 600 Index used for fiscal 2024 to the S&P 400 Industrial Index because it is the industry index used in our Annual Report on Form 10-K for the year ended December 31, 2025. 2025 total shareholder return for the S&P 600 Index was $131.

PEO Total Compensation Amount	$ 2,714,465	$ 15,000,857	$ 15,207,609	$ 12,575,407	$ 14,103,270
PEO Actually Paid Compensation Amount	$ 19,253,121	20,935,069	15,077,967	(3,523,691)	16,023,137
Adjustment To PEO Compensation, Footnote
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEO and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail	Adjustment 2025 (CEO)	2025 (Avg. Non-CEO NEO)
SCT Reported Total Compensation	$2,714,465	$4,495,293
(i) Aggregate SCT Reported Stock Awards (-)	$0	$2,872,895
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$5,749,102
(iii) Difference Between Fair Value from the End of Prior FY to End of Current FY of Awards Granted During Prior FY & Outstanding (+)	$16,903,890	$3,398,381
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0
(v) Difference Between Fair Value from the End of Prior FY to Vesting Date of Awards Granted During Prior FY & Vesting During Covered FY (+)	$728,208	$255,082
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$1,093,442	$99,663
(vii) Aggregate Year-Over-Year Change in Actuarial Present Pension Value of Accumulated Benefits Under all Defined Benefit and Pension Plans Reported in the SCT (-)	$0	$0
(viii) Current Year Pension Service Costs (+)	$0	$(12,044)
(ix) Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation (+)	$0	$0
Compensation Actually Paid Determination	$19,253,121	$10,913,256
Equity compensation fair values calculated based on assumptions determined in accordance with FASB ASC Topic 718 using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 4,495,293	4,089,163	3,741,970	3,610,970	3,977,809
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,913,256	6,343,168	4,017,606	(1,990,076)	5,726,287
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below reconciles Total Compensation from the Summary Compensation Table to CAP to our CEO and Non-CEO NEOs (averaged):

Compensation Actually Paid Calculation Detail	Adjustment 2025 (CEO)	2025 (Avg. Non-CEO NEO)
SCT Reported Total Compensation	$2,714,465	$4,495,293
(i) Aggregate SCT Reported Stock Awards (-)	$0	$2,872,895
(ii) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$5,749,102
(iii) Difference Between Fair Value from the End of Prior FY to End of Current FY of Awards Granted During Prior FY & Outstanding (+)	$16,903,890	$3,398,381
(iv) Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0
(v) Difference Between Fair Value from the End of Prior FY to Vesting Date of Awards Granted During Prior FY & Vesting During Covered FY (+)	$728,208	$255,082
(vi) Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$1,093,442	$99,663
(vii) Aggregate Year-Over-Year Change in Actuarial Present Pension Value of Accumulated Benefits Under all Defined Benefit and Pension Plans Reported in the SCT (-)	$0	$0
(viii) Current Year Pension Service Costs (+)	$0	$(12,044)
(ix) Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation (+)	$0	$0
Compensation Actually Paid Determination	$19,253,121	$10,913,256
Equity compensation fair values calculated based on assumptions determined in accordance with FASB ASC Topic 718 using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Metrics to Link Executive Compensation Actually Paid with Company Performance
Provided below are the most important financial measures used to link compensation actually paid with Resideo performance during the most recently completed fiscal year:

Operating Income Margin*
Constant Currency Net Revenue*
Relative Total Shareholder Return

*	As used in our annual incentive plan for fiscal 2025, each measure was adjusted as described above under “Compensation Discussion and Analysis — Elements of Compensation — 2025 Annual Incentive Plan”.

Total Shareholder Return Amount	$ 165	108	89	77	122
Peer Group Total Shareholder Return Amount	191	170	149	114	128
Net Income (Loss)	$ (527,000,000)	$ 116,000,000	$ 210,000,000	$ 283,000,000	$ 242,000,000
Company Selected Measure Amount	0.0812	0.077	0.096	0.1048	0.0984
PEO Name	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher	Jay Geldmacher
Peer Group Total Shareholder Return Amount Using Previous Peer Group	$ 131
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Constant Currency Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,903,890
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	728,208
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,093,442)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,044)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,872,895)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,749,102
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,398,381
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,082
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,663)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0